BORROWINGS - Borrowings by Nature (Details)	1 Months Ended				12 Months Ended
	Nov. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	May 31, 2021	Feb. 28, 2021 EUR (€) target	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CHF (SFr)	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Feb. 28, 2021 USD ($) target	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Nominal value					€ 2,053,000,000
Gross lease liabilities					167,000,000
Arrangement fees					(20,000,000)
Accrued interests					23,000,000
Accrued interest lease liabilities					1,000,000
Borrowings					2,056,000,000				€ 2,129,000,000		€ 2,391,000,000
Leases					168,000,000				183,000,000
Non-current borrowings					1,908,000,000				1,871,000,000
Current borrowings					148,000,000				258,000,000
Secured Pan-U.S. ABL (due 2026)
Disclosure of detailed information about borrowings [line items]
Nominal value					80,000,000	$ 85,000,000
Arrangement fees					0
Accrued interests					1,000,000
Borrowings					81,000,000				0
Maximum borrowing capacity								€ 500,000,000
Accordion feature, higher borrowing capacity option								€ 100,000,000
Secured French PGE French Facility (due 2022)
Disclosure of detailed information about borrowings [line items]
Nominal value					0	180,000,000
Arrangement fees					0
Accrued interests					0
Borrowings					0				180,000,000
Extension period			5 years
Senior Unsecured Notes Issued November 2017 and due 2026
Disclosure of detailed information about borrowings [line items]
Nominal value	$ 500,000,000				€ 281,000,000	300,000,000
Nominal rate	5.875%				5.875%
Arrangement fees					€ (2,000,000)
Accrued interests					6,000,000
Borrowings					285,000,000				268,000,000
Senior Unsecured Note Issued November 2017 and due 2026
Disclosure of detailed information about borrowings [line items]
Nominal value					€ 400,000,000
Nominal rate					4.25%
Arrangement fees					€ (3,000,000)
Accrued interests					6,000,000
Borrowings					403,000,000				402,000,000
Senior Unsecured Notes Issued June 2020 and due 2028
Disclosure of detailed information about borrowings [line items]
Nominal value					€ 305,000,000	325,000,000
Nominal rate					5.625%
Arrangement fees					€ (5,000,000)
Accrued interests					1,000,000
Borrowings					301,000,000				284,000,000
Senior Unsecured Notes Issued February 2021 and due 2029
Disclosure of detailed information about borrowings [line items]
Nominal value				€ 412,000,000	€ 469,000,000	$ 500,000,000				$ 500,000,000
Nominal rate				3.75%	3.75%
Arrangement fees					€ (6,000,000)
Accrued interests					4,000,000
Borrowings					467,000,000				438,000,000
Number of sustainability performance targets | target				2						2
Senior Unsecured Notes Issued February 2021 and due 2029 | Starting in April and July 2026
Disclosure of detailed information about borrowings [line items]
Increase in borrowing nominal rate				0.125%
Senior Unsecured Notes Issued February 2021 and due 2029 | Starting in April and July 2027
Disclosure of detailed information about borrowings [line items]
Increase in borrowing nominal rate				0.125%
Senior Unsecured Notes Issued June 2021 and due 2029
Disclosure of detailed information about borrowings [line items]
Nominal value		$ 300,000,000			€ 300,000,000
Nominal rate		3.125%			3.125%
Arrangement fees					€ (4,000,000)
Accrued interests					4,000,000
Borrowings					300,000,000				300,000,000
Unsecured Swiss Facility
Disclosure of detailed information about borrowings [line items]
Nominal value					€ 0		SFr 15,000,000
Nominal rate					1.175%
Arrangement fees					€ 0
Accrued interests					0
Borrowings					0				14,000,000
Other loans
Disclosure of detailed information about borrowings [line items]
Nominal value					51,000,000
Arrangement fees					0
Accrued interests					0
Borrowings					51,000,000				€ 60,000,000
Financing Arrangements
Disclosure of detailed information about borrowings [line items]
Borrowings					€ 36,000,000